Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,752,000
Previously Paid Amount	0.00
Total Fee Amount	518.15
Total Offset Amount	0.00
Net Fee	518.15
Narrative - Max Aggregate Offering Price	$ 3,752,000
Final Prospectus	true